Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Earnings Per Share [Abstract]
Earnings Per Share

10. EARNINGS PER SHARE

Earnings Per Share Attributable to Common Stockholders

A reconciliation of the numerator and denominator used in the calculation of basic and diluted earnings per share attributable to common stockholders is as follows (dollars and shares in thousands, except per share amounts):

	13 Weeks Ended		26 Weeks Ended
	June 30, 2018	June 29, 2019	June 30, 2018	June 29, 2019
Numerator
Net income (loss) attributable to common stockholders – basic	$7,286	$(10,632)	$12,811	$(6,858)
Denominator
Weighted-average shares of common stock—basic	68,475	70,475	68,471	69,494
Effect of dilutive RSUs	37	—	28	—
Weighted-average shares of common stock—diluted (1)(2)	68,512	70,475	68,499	69,494
Earnings (net loss) per share attributable to common stockholders:
Basic	$0.11	$(0.15)	$0.19	$(0.10)
Diluted	$0.11	$(0.15)	$0.19	$(0.10)

(1)

As discussed in Note 6, we determined that the ultimate vesting of the 5.8 million granted but not yet vested performance-based options was not probable as of June 30, 2018 and June 29, 2019. Accordingly, these options were not included in the weighted-average diluted shares for the periods presented as the ultimate vesting of the performance options was deemed an unresolved contingent event. If and when vesting occurs, any vested performance-based options will be included in the weighted-average diluted shares at that time. See Note 6 for additional information.

(2)

The weighted-average diluted shares for the 13 and 26 weeks ended June 30, 2018 did not include time-based options as the occurrence of a contingent event (involuntary termination, change in control or initial public offering) was not deemed probable. See Note 6 for more information. Upon the completion of the IPO in June 2019, the contingent event had occurred and therefore time-based options were included in the weighted-average diluted shares for the 13 and 26 weeks ended June 29, 2019. However, these time-based options did not result in an impact to our diluted net loss per shares due to their anti-dilutive effect given our net loss position for the 13 and 26 weeks ended June 29, 2019.

The following weighted-average common stock equivalents were excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive (in thousands):

	13 Weeks Ended		26 Weeks Ended
	June 30, 2018	June 29, 2019	June 30, 2018	June 29, 2019
RSUs	—	79	—	59
Options	—	5,935	—	5,838

Total	—	6,014	—	5,897

11. Earnings Per Share Attributable to Common Stockholders

Earnings Per Share Attributable to Common Stockholders

A reconciliation of the numerator and denominator used in the calculation of basic and diluted earnings per share attributable to common stockholders is as follows:

	Fiscal Year Ended
Dollars and shares in thousands, except per share amounts	December 31, 2016	December 30, 2017	December 29, 2018
Numerator
Net income attributable to common stockholders—basic	$10,198	$20,601	$15,868
Denominator
Weighted-average shares of common stock—basic	68,260	68,232	68,473
Effect of dilutive RSUs	63	100	73
Weighted-average shares of common stock—diluted	68,323	68,332	68,546
Earnings per share attributable to common stockholders:
Basic	$0.15	$0.30	$0.24
Diluted	$0.15	$0.30	$0.23

Unaudited pro forma earnings per share

The unaudited pro forma earnings per share reflects the application of 5,675,227 shares from the initial public offering (assuming the initial public offering price of $22.00 per share) that are necessary to cover the portion of the $152.2 million dividend paid to stockholders on October 22, 2018 which was in excess of the Company’s historical earnings. Net income attributable to common stockholders has been adjusted to assume no interest was paid on the incremental term loans entered into necessary to finance the dividend.

Dollars and shares in thousands, except per share amounts	Fiscal Year Ended December 29, 2018 (unaudited)
Numerator
Net income attributable to common stockholders—basic	$15,868

Adjust for Interest paid on incremental term loans	1,080

Pro forma net income attributable to common stockholders—basic	$16,948

Denominator
Basic:
Weighted-average shares of common stock—basic	68,473
Add: common shares offered hereby to fund the dividend in excess of earnings	5,675

Pro forma weighted-average shares of common stock—basic	74,148

Diluted:
Pro forma weighted-average shares of common stock—basic	74,148
Weighted average effect of dilutive RSUs	73

Pro forma weighted-average shares of common stock—diluted	74,221

Pro forma earnings per share attributable to common stockholders:
Basic	$0.23
Diluted	$0.23